COMMITMENTS AND CONTINGENCIES (Details Textual)						1 Months Ended		12 Months Ended		21 Months Ended
	Oct. 31, 2022 USD ($)	Jan. 01, 2019 USD ($)	Feb. 01, 2018 USD ($) ft²	Aug. 10, 2017	Sep. 02, 2016 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2019 ft²	Feb. 28, 2019 ft²	Dec. 01, 2018 ft²	Oct. 02, 2018 ft²
Commitments And Contingencies [Line Items]
Area Of Principal Executive Offices | ft²														5,151
Operating Leases, Rent Expense		$ 1,500						$ 220,407	$ 144,030	$ 300
Lease Rent Per Month		$ 11,810	$ 9,598		$ 4,724	$ 3,937	$ 5,474		6,224
Operating Leases, Rent Expense, Sublease Rentals								3,578
Deferred Rent Credit								11,057
Accrued Rent						$ 14,450			14,450
Area of Land | ft²			4,248								5,151	9,662	5,151
Lease Rent month To Month Basis								$ 300	$ 300
Share based Compensation Arrangement By Share based Payment Award Award Vesting Period Description				The settlement date for such RSUs, as amended, in the earlier of (i) July 1, 2024 or (ii) the date on which the Company undergoes a change of control. The Company recorded the fair value of the previously issued RSUs of $107,250 as a charge to current period operations.
Sublease In Atlanta [Member]
Commitments And Contingencies [Line Items]
Lease Rent Per Month					$ 2,763
Area of Land | ft²			3,831
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Lease Rent Per Month	$ 12,977